Dividend income (Tables)	12 Months Ended
Dec. 31, 2017
Details of Dividend income [Abstract]
Dividend income

Dividend income for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Trading assets	~~W~~	68,607	50,805	57,615
Available-for-sale financial assets		239,670	230,818	199,691

	~~W~~	308,277	281,623	257,306